Annual Total Returns - VIPEquity-IncomePortfolio-InitialServiceService2PRO - VIPEquity-IncomePortfolio-InitialServiceService2PRO - VIP Equity-Income Portfolio - VIP Equity-Income Portfolio - Initial Class
Apr. 30, 2025
Bar Chart Table:
Annual Return 2015	(4.08%)
Annual Return 2016	18.02%
Annual Return 2017	12.89%
Annual Return 2018	(8.29%)
Annual Return 2019	27.44%
Annual Return 2020	6.69%
Annual Return 2021	24.89%
Annual Return 2022	(4.96%)
Annual Return 2023	10.65%
Annual Return 2024	15.35%